Employee compensation and benefits - Mortality tables and average life expectancy at age 65 for the principal plan (Details) - Pension Plan - Principal plan - year	Dec. 31, 2017	Dec. 31, 2016
Aged 65, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	22.2	22.4
Aged 45, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	23.6	24.1
Aged 65, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	24.4	24.7
Aged 45, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	25.9	26.6